Prospectus supplement dated August 19, 2015
to the following prospectus(es):
Soloist, Nationwide Destination Architect 2.0, Wells Fargo Gold Variable Annuity, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination EV 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination L, Nationwide Destination L 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, America's marketFLEX Annuity, America's marketFLEX Advisor Annuity, America's marketFLEX II Annuity, America's marketFlex Edge Annuity, Nationwide Destination Freedom+, BOA All American Annuity, M&T All American, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, NEA Valuebuilder Select, The One Investor Annuity, Next Generation Corporate Variable Universal Life, Future Executive VUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, NLIC Options, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, and Nationwide YourLife Survivorship VUL prospectus dated May 1, 2015
Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), Key Choice, and Paine Webber Choice Annuity prospectus dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Successor, Evergreen Ultra Advantage Plus, Market Street VIP/2 Annuity (NLAIC), America's marketFLEX VUL, and INVESCO PCVUL prospectus dated May 1, 2008
America's Vision Plus Annuity and America's Vision Annuity prospectus dated May 1, 2004
Evergreen Ultra Advantage prospectus dated November 25, 2003
ElitePRO LTD and ElitePRO Classic prospectus dated May 1, 2003
BOA InvestCare, VIP Extra Credit Annuity (NLAIC), VIP Extra Credit Annuity (NLIC), and Market Street VIP/2 Annuity (NLIC) prospectus dated May 1, 2002
VIP Premier DCA Annuity (NLIC) and VIP Premier DCA Annuity (NLAIC) prospectus dated November 1, 2001
Options VIP Annuity (NLAIC) prospectus dated May 1, 2001
VIP Annuity (NLIC) and NLAIC VIP Annuity prospectus dated May 2, 1994
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective July 1, 2015, Wells Capital Management (WellsCap), along with the rest of the Asset Management Division of Wells Fargo, rebranded under one name and logo: Wells Fargo Asset Management. This change was made strictly to unify and utilize the recognizable brand identity of Wells Fargo. No other changes are made, materially or otherwise, to WellsCap or to the underlying subaccounts in the product to which WellsCap is a subadviser.
GWP-0564